Inventory	6 Months Ended
Jun. 30, 2022
Inventory
Inventory

4.            Inventory

	June 30, 2022	December 31, 2021
Parts and battery	$1,799,704	$906,505
Accessories	115,993	—
Work in progress	53,494	128,424
Vehicles	11,034,732	4,232,736
Inventory provision	(4,499,574)	(1,687,215)
	$8,504,349	$3,580,450

For the three and six months ended June 30, 2022, the amounts of $1,361,160 and $2,812,496 of inventory write-down have been recognized as an expense, respectively (June 30, 2021 - $Nil for the three and six months) in the cost of revenue.